Other Payables and Accrued Expenses (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
Jun. 30, 2026 CNY (¥) ¥ / shares
Other Payables and Accrued Expenses [Line Items]
Percentage of unsecured and repayable loan	45.00%
Percentage of consideration amount | ¥ / shares	¥ 0.70
Times Good [Member]
Other Payables and Accrued Expenses [Line Items]
Acquisition consideration	¥ 108,872
Oriental Grove Ltd [Member]
Other Payables and Accrued Expenses [Line Items]
Acquisition consideration	¥ 1,550